SHARE CAPITAL:	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHARE CAPITAL:

NOTE 7 – SHARE CAPITAL:

Options grants

During the six months ended June 30, 2021, the Company granted 248,600 options to employees and directors:

i.

In January 2021 and March 2021, the Company granted a total of 20,000 options and 3,600 options, respectively, to several employees to purchase ordinary shares at an exercise price of $10.44 and $9.93 per share, respectively. The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

ii.

In February 2021, the Company granted a total of 225,000 options to several directors to purchase ordinary shares at an exercise price of $10.02 per share. The options vest over a period of 3 years; one third of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following two years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted in 2021 was $1,061. The underlying data used for computing the fair value of the options are as follows:

2021
Value of one ordinary share	$9.56-$10.44
Dividend yield	0%
Expected volatility	59.52%-70.48%
Risk-free interest rate	0.55%-1.14%
Expected term	3.25-7 years

Ordinary shares

On February 19, 2020, the Company completed an underwritten public offering, in which it issued 2,091,907 ordinary shares and 2,091,907 warrants to purchase up to 1,673,525 ordinary shares, at a public offering price of $11.00 per ordinary shares for total proceeds, net of issuance costs of approximately $21,306. The warrants are exercisable over a six-years period from the date of issuance at a per share exercise price of $14, subject to certain adjustments as defined in the agreement.

In addition and in parallel to the public offering, the Company completed private placement with its controlling shareholder for an additional investment of approximately $5,000 in consideration of 454,628 ordinary shares and 454,628 warrants to purchase up to 363,702 ordinary shares, at the same terms of the underwritten public offering mentioned above.